Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of Basis for Calculation of Basic and Diluted Earnings Per Share
(1)
Basis for Calculation of Basic Earnings Per Share

The profit (loss) for the year and the weighted average number of shares used in the calculation of basic earnings per share (“EPS”) are as follows:

	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Profit (loss) for the year attributable to owners of the parent company (Million yen)	(3,350)	36,170	115,034
Weighted average number of issued common shares for the year (Thousand shares) (1)	550,000	550,000	637,577
Basic earnings (loss) per share (Yen) (1)	(6.09)	65.76	180.42

(1)
The share split occurred and became effective on November 15, 2025 and earnings per share has been retrospectively adjusted. Refer to Note 28, Issued Capital and Reserves for details of share split.
(2)
Basis for Calculation of Diluted Earnings Per Share

The calculation of the diluted earnings per share is based on the following data:

	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Profit (loss) for the year attributable to owners of the parent company (Million yen)	(3,350)	36,170	115,034
Weighted average number of issued common shares for the year (Thousand shares) (1)	550,000	550,000	637,577
Effects of dilutive potential common shares (Thousand shares) (2)	-	-	6,682
Weighted average number of common shares adjusted for the effect of dilution (Thousand shares) (1)	550,000	550,000	644,259
Diluted earnings (loss) per share (Yen) (1)	(6.09)	65.76	178.55

(1)
The share split occurred and became effective on November 15, 2025 and earnings per share has been retrospectively adjusted. Refer to Note 28, Issued Capital and Reserves for details of share split.
(2)
The potential dilutive effect of the 1st series of Stock Options is not disclosed as the estimated difference between basic and diluted earnings per share was determined not to be material. Regarding the 2nd to 49th series of Stock Options, the IPO condition was satisfied during the current fiscal year, and they were included in the computation of diluted earnings per share. Refer to Note 35, Share-based Payments.